Events after the balance sheet date	12 Months Ended
Dec. 31, 2021
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Events after the balance sheet date
37. Events after the balance sheet date
On 28 January 2022, the Group acquired 100% of the share capital in Credly Inc, having previously held a 19.9% interest in the company. Total consideration is c$200m comprising upfront cash consideration of c$142m, Pearson’s existing interest valued at c$42m and c$16m of deferred consideration. Net assets acquired will mainly comprise of acquired intangible assets. The full acquisition accounting disclosures have not been provided as the valuation of acquired intangibles has not yet been completed.
In January 2022, the Group received $117m in relation to full and final payment of the remaining receivable balance which arose on the disposal of the US
K-12
business in 2019.
In February 2022, the Group renegotiated its revolving credit facility, extending the maturity of $1bn of the facility by one year to 2026.
On 24 February 2022, the Board approved a £350m
share buyback programme in order to return capital to shareholders. The programme will commence in 2022.